Accounts receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Scorpio MR Pool Limited	$16,414	$9,751
Scorpio LR2 Pool Limited	14,344	10,698
Scorpio LR1 Pool Limited	3,079	2,367
Scorpio Handymax Tanker Pool Limited	2,379	3,597
Scorpio Commercial Management S.A.M.	—	284
Receivables from the related parties	36,216	26,697

Insurance receivables	905	5,259
Freight and time charter receivables	820	—
Other receivables	128	1,061
	$38,069	$33,017
Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited and Scorpio LR1 Pool Limited are related parties, as described in Note 15. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year. The amounts receivable from the Scorpio Pools as of December 31, 2020 included $1.1 million of working capital contributions to the Scorpio Pools which were made on behalf of certain bareboat chartered-in vessels whose leases expired within one year of the balance sheet date. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are therefore considered as non-current within Other Assets on the consolidated balance sheets. For chartered-in vessels we classify the amounts as current (within accounts receivable) or non-current (within Other Assets) according to the expiration of the contract.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
Freight and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. Our accounts receivable mostly consist of accounts receivable from the Scorpio Pools. We have never experienced a historical credit loss of amounts due from the Scorpio Pools and all amounts are considered current. Accordingly there is no reserve for expected credit losses.